Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Long-term Debt

Long-term debt at December 31 consists of:

(in thousands)	2011	2010
LIBOR + 0.60%, unsecured term loan, due December 21, 2012, with principal to be paid at maturity	$168,000	168,000
1.50% note payable, due December 31, 2013, with monthly interest and principal payments	26,703	39,758
LIBOR + 0.80%, unsecured term loan, due November 5, 2014, with principal paid at maturity	25,652	23,937
3.95% note payable, due March 1, 2011, with monthly interest and principal payments	—	1,790
LIBOR + 2.00%, unsecured term loan, due November 16, 2011, with quarterly interest payments and principal to be paid at maturity	—	775

Total debt	220,355	234,260
Less current portion	181,251	39,557

Noncurrent portion of long-term debt	$39,104	194,703

Required Annual Principal Payments on Long-term Debt	Required annual principal payments on long-term debt for the five years subsequent to December 31, 2011 are summarized as follows:

(in thousands)
2012	$181,251
2013	13,452
2014	25,652
2015	—
2016	—

Capital Lease Obligations

Capital lease obligations at December 31 consist of:

(in thousands)	2011	2010
Capital lease obligations	$38,852	43,764
Less current portion	14,363	13,191

Noncurrent portion of capital leases	$24,489	30,573

Future Minimum Lease Payments under Capital Leases

The future minimum lease payments under capital leases at December 31, 2011 are summarized as follows:

(in thousands)
2012	$13,861
2013	12,393
2014	11,910
2015	1,607
2016	302

Total minimum lease payments	40,073
Less amount representing interest	1,221

$38,852